Balance Sheet Components (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Balance Sheet Related Disclosures [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	June 30, 2026	December 31, 2025
Prepaid expenses	$26,229	$20,821
Other current assets	21,894	36,237
Prepaid expenses and other current assets	$48,123	$57,058

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2025	2024
Prepaid expenses	$20,821	$14,079
Other current assets	36,237	28,033
Prepaid expenses and other current assets	$57,058	$42,112

Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	June 30, 2026	December 31, 2025
Accrued compensation and benefits	$77,281	$79,488
Accrued professional fees	11,086	12,285
Accrued tax liabilities	6,323	17,978
Accrued interest	4,096	16,874
Other	36,716	36,605
Accrued expenses and other current liabilities	$135,502	$163,230

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2025	2024
Accrued compensation and benefits	$79,488	$56,891
Accrued tax liabilities	17,978	15,191
Accrued interest	16,874	11,811
Accrued professional fees	12,285	3,572
Legal reserves	11,246	8,000
Customer deposits	6,559	3,764
Contingent consideration	2,600	850
Warranty and insurance reserves	2,524	3,133
Accrued restructuring charges	2,106	14,809
Loss on contract accrual	930	4,626
Environmental reserves	673	673
Related party payables	—	18,175
Current portion of finance lease obligations	95	1,127
Other	9,872	12,297
Accrued expenses and other current liabilities	$163,230	$154,919